GS Mortgage Securities Corp. ABS-15G

Exhibit 99.1 - Schedule 2

Customer Loan ID	Seller Loan ID	Loan Exception ID	Deal Num	Investor Loan Number	Deal Name	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Comments
720000030	XXXXX	2411378	XXX		XXX	FVAL9739	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Primary Residence	XX/XX/XXXX	XXX	$XXXXXX	Loan Review Complete	XXXX	Property	Property/Appraisal General	Acknowledged	09/26/2024	2	Property/Appraisal General	Property/Appraisal guideline violation: Per guidelines for Established Project - 40% of the total units in the project must be owner occupied when the transaction is owner occupied or second home. Also the Non-Warrantable Condo Requirements state that Investor concentration allowed up to 70%. Per the Condo Questionnaire the investor concentration is 92%. Lender exception approval dated XXXX for 10 out of 26 unites owned by 1 entity. Exception required due to 38.4 owned by 1 entity when guideline is 30%; however lender exception does not address the 40% required owner occupied and greater than 70% investor concentration. Please advise.	Document Uploaded. Please see attached exception approval that appears to have not been delivered.				Closed	Lender Exception approval dated XXXX for: Investor COncentration > 70% @ 92%
720000030	XXXXX	2410764	XXX		XXX	finding-3352	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Primary Residence	XX/XX/XXXX	XXX	$XXXXXX	Loan Review Complete	XXXX	Compliance	Higher-Priced Mortgage Loan Test	Resolved	09/19/2024	1	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.					Closed	HPML compliant
720000030	XXXXX	2411851	XXX		XXX	FCRE8999	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Primary Residence	XX/XX/XXXX	XXX	$XXXXXX	Loan Review Complete	XXXX	Credit	No Credit Findings	Resolved	09/19/2024	1	No Credit Findings	The loan meets all applicable credit guidelines.					Closed	Cleared